MASTER TRUST - Fair Value of Investments (Details) - EBP 016 - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	$ 7,358,330,008	$ 6,103,158,888
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	1,444,951,104	1,362,605,921
Master Trust Balances | Collective funds and trusts
EBP, Master Trust [Line Items]
Total investments at fair value	5,027,454,439	3,905,004,698
Master Trust Balances | Emerson Common Stock Fund
EBP, Master Trust [Line Items]
Total investments at fair value	607,091,505	561,077,986
Master Trust Balances | Money market funds
EBP, Master Trust [Line Items]
Total investments at fair value	278,832,960	274,470,283
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	7,322,995,016	3,547,380,811
Plan's Interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	1,438,369,319	909,073,539
Plan's Interest in Master Trust Balances | Collective funds and trusts
EBP, Master Trust [Line Items]
Total investments at fair value	5,006,268,666	2,139,434,851
Plan's Interest in Master Trust Balances | Emerson Common Stock Fund
EBP, Master Trust [Line Items]
Total investments at fair value	600,343,575	361,235,627
Plan's Interest in Master Trust Balances | Money market funds
EBP, Master Trust [Line Items]
Total investments at fair value	$ 278,013,456	$ 137,636,794